UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-270-2423
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          8/14/01
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:       $386,684
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this
report is filed, other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    43308   962400   SH         SOLE          962400    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    25184  2238600   SH         SOLE         2238600    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
APPLERA CORP          COMMON    038020103     3084   115300   SH         SOLE          115300    0        0
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269x105      364    40000   SH         SOLE           40000    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    59069  1622766   SH         SOLE         1622766    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    30364  2126300   SH         SOLE         2126300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406    10342   187700   SH         SOLE          187700    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    36219   622420   SH         SOLE          622420    0        0
-----------------------------------------------------------------------------------------------------------
GUILFORD              COMMON    401829106    33793   993900   SH         SOLE          993900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    21375  1425000   SH         SOLE         1425000    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109      147    12500   SH         SOLE           12500    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    24851  1013500   SH         SOLE         1013500    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
INSMED INC            COMMON    457669109    17179  1910863   SH         SOLE         1910863    0        0
-----------------------------------------------------------------------------------------------------------
MAXICARE HEALTH PLANS COMMON    577904501       16   393438   SH         SOLE          393438    0        0
 INC
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106    16950   500000   SH         SOLE          500000    0        0
-----------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102    10953   559400   SH         SOLE          559400    0        0
-----------------------------------------------------------------------------------------------------------
SEQUENOM INC          COMMON    817337108     3913   279500   SH         SOLE          279500    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    17807   564400   SH         SOLE          564400    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    31767   444300   SH         SOLE          444300    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------

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